ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Summary of accrued expenses and other current liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Salary and welfare payable		¥ 409,965		¥ 301,152
Other accrued expense		111,134		129,970
Other tax payable		71,473		67,334
Refund liability	[1]	67,157		60,597
Accrued marketing expense		113,516		75,473
Payable for investment and acquisition		26,580		26,580
Others		5,207		1,083
Accrued expenses and other current liabilities		¥ 805,032	$ 113,386	¥ 662,189

[1]	Refund liability represents the estimated amounts of service fee received that is estimated to be refunded as described in Note 2.